Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Profit of the period	$ 3,595	$ 3,600
Depreciation, amortization and impairment	2,113	2,109
Impairment losses on receivables, inventories and other assets	65	70
Additions/(reversals) in provisions and employee benefits	76	47
Net finance cost/(income)	3,310	3,331
Loss/(gain) on sale of property, plant and equipment and intangible assets	(35)	(12)
Loss/(gain) on sale of subsidiaries, associates and assets held for sale	(1)	(44)
Equity-settled share-based payment expense	167	163
Income tax expense	1,436	994
Other non-cash items included in profit	(284)	(155)
Share of result of associates and joint ventures	(93)	(124)
Cash flow from operating activities before changes in working capital and use of provisions	10,347	9,979
Decrease/(increase) in trade and other receivables	(339)	303
Decrease/(increase) in inventories	(440)	(244)
Increase/(decrease) in trade and other payables	(1,519)	(2,411)
Pension contributions and use of provisions	(282)	(288)
Cash generated from operations	7,767	7,338
Interest paid	(2,463)	(2,881)
Interest received	218	461
Dividends received	38	60
Income tax paid	(2,338)	(961)
CASH FLOW FROM OPERATING ACTIVITIES	3,222	4,018
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(2,127)	(1,723)
Proceeds from sale of property, plant and equipment and of intangible assets	155	144
Proceeds from SAB transaction-related divestitures	(330)	8,651
Taxes on SAB transaction-related divestitures	(100)	(3,521)
Acquisition of subsidiaries, net of cash acquired	(70)	(519)
Sale of subsidiaries, net of cash disposed of	(2)	71
Net of tax proceeds from the sale of assets held for sale	67	4
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1,299	2,788
Net proceeds from sale/(acquisition) of other assets	(69)	(63)
Net repayments/(payments) of loans granted	(73)	282
CASH FLOW FROM INVESTING ACTIVITIES	(1,250)	6,114
FINANCING ACTIVITIES
Purchase of non-controlling interest	(930)	(63)
Proceeds from borrowings	23,767	10,103
Payments on borrowings	(22,064)	(15,342)
Cash net finance (cost)/income other than interests	(280)	(298)
Dividends paid	(5,132)	(4,475)
CASH FLOW FROM FINANCING ACTIVITIES	(4,640)	(10,075)
Net increase/(decrease) in cash and cash equivalents	(2,668)	57
Cash and cash equivalents less bank overdrafts at beginning of year	10,355	8,395
Effect of exchange rate fluctuations	210	(1,303)
Cash and cash equivalents less bank overdrafts at end of period	$ 7,898	$ 7,149